                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-xxxxx

                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200
                                                                 April 11, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     UBS PaineWebber Equity Trust, Blue Chip Series 2002A
        File #333-76712
        Rule 497(j) Filing

Dear Sir/Madam:

        On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 11, 2002.

                                        Very truly yours,

                                        /s/ Kathleen H. Moriarty, Esq.
                                        ------------------------------
                                        Kathleen H. Moriarty, Esq.

cc: Patricia Mengiste